Operating Lease Right-of-use Asset and Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2021
Operating Lease Right-of-use Asset And Operating Lease Liability
Schedule of operating Right-of-use asset and liability

	June 30, 2021	December 31, 2020
Office lease	$157,213	$157,213
Less: accumulated amortization	(94,208)	(70,655)
Right-of-use asset, net	$63,005	$86,558

Operating Lease liability is summarized below:

	June 30, 2021	December 31, 2020
Office lease	$69,443	$94,671
Less: current portion	(58,491)	(53,384)
Long-term portion	$10,952	$41,287

Schedule of maturity of lease liabilities

Year ending December 31, 2021	$32,497
Year ending December 31, 2022	43,655
Total future minimum lease payment	76,152
Imputed interest	(6,709)
Lease Obligation, net	$69,443